Loans Receivable, Net - Summary of Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Allowance For Credit Losses [Line Items]
Personal loans	$ 8,981	$ 726
Allowance for loan losses
Allowance for loan losses	(554)	(99)	$ (112)
Loans receivable, net	8,427	627
Personal Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Personal loans	8,981	726
Allowance for loan losses
Individually assessed	(114)	(98)
Collectively assessed	(440)	(1)
Allowance for loan losses	(554)	(99)
Loans receivable, net	$ 8,427	$ 627